Leases - Schedule of Cash Flow Information Related to Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 26,848
Operating cash flows for finance leases	435
Financing cash flows for finance leases	1,349
Supplemental lease cash flow disclosures
Right-of-use-assets obtained in exchange for new operating lease liabilities	10,018
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 1,822